Derivatives (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The effects of designated cash flow hedges on the Company’s Consolidated and Combined Condensed Statements of Operations consisted of the following:

		Three Months Ended
Derivative type	Loss recognized in the Consolidated and Combined Condensed Statements of Operations:	September 30, 2022
		(In thousands)
Interest rate swap agreements	Interest expense (income) and other, net	$1,045

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below shows the fair value of the derivatives recognized in the Consolidated Balance Sheet and also the effects of designated hedges on AOCI:

	September 30, 2022
Designated as hedging instruments:	Other Assets	Total gain recognized in AOCI, net of tax
	(In thousands)
Cross currency swap agreements	$9,578	$7,421
Interest rate swap agreements	12,855	9,960

Total	$22,433	$17,381

Schedule of Realized Gain (Loss) related to Derivative Instruments
The Company recognized the following in its Consolidated Financial Statements related to its derivative instruments:

For the period from inception (May 19, 2021) to December 31, 2021
(In thousands)
Contracts Not Designated in a Hedge Relationship:
Foreign Currency Contracts
Changes in unrealized gain	$478
Realized loss	$(2,624)

The Company recognized the following in its Consolidated and Combined Condensed Financial Statements related to its derivative instruments not designated in a hedging relationship:

	Three Months Ended		Nine Months Ended
Foreign currency contracts	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Change in unrealized gains (losses)	$279	$(2,374)	$469	$(6,108)
Realized loss (1)	(740)	(1,383)	(17,235)	(1,472)

(1)
The nine months ended September 30, 2022 includes realized losses relating to certain corporate entities contributed to ESAB Corporation which are reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022. See Note 1, “Organization and Basis of Presentation” for additional details. These realized losses are offset by unrealized gains which are also reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022.